RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2020
Related Party Transaction [Line Items]
Repayments of Related Party Debt			$ 76,746
Advance from Related Party Debt			96,367
Due to Related Parties, Current	$ 316,334		264,944	$ 245,323
Related Party Transaction, Due from (to) Related Party, Noncurrent	90,355
Imputed Interest	$ 10,286	$ 8,000	$ 34,179	$ 14,136
President [Member]
Related Party Transaction [Line Items]
Lessee, Finance Lease, Term of Contract					6 years
President [Member] | Vehicles 1 [Member]
Related Party Transaction [Line Items]
Finance Lease, Liability					$ 19,314
President [Member] | Vehicles 2 [Member]
Related Party Transaction [Line Items]
Finance Lease, Liability					$ 18,689